Fair Value Measurement - Schedule of Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Financial liability	$ 63,593	$ 189,279
Level 3
Liabilities:
Financial liability	$ 63,593	$ 189,279